Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

On January 19, 2016, the Bank approved SERPs for Ms. Elizabeth A. Milavsky, Executive Vice President and Chief Operating Offer, and John F. Hawkins, Senior Vice President and Chief Financial Officer. Such SERP benefits when aggregated with projected Social Security benefits and Bank contributions to the 401(k) plan are projected to provide each participant with a target total retirement benefit of 35% of final three year average salary upon retirement on or after December 31, 2019.